Investments in Equity Accounted Investees - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [Line Items]
Dividends received from a joint venture and equity method investees	₩ 7,502	₩ 5,272	₩ 8,639
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	7,310
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	39,300
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	₩ 15,380